Additional disclosure items (Tables)	12 Months Ended
Dec. 31, 2024
Additional information [abstract]
Disclosure of fees to auditors

	2024	2023	2022
	KPMG	Ernst & Young
	(US$ millions)
Audit fees	4.4	5.6	5.1
Audit related fees	—	0.8	1.3
Tax fees	0.1	0.2	0.2
Other fees	0.1	0.3	0.2
Total	4.6	6.9	6.8

Non-cash investing and financing activities from continuing operations
Non-cash investing and financing activities from continuing operations

	Note	2024	2023	2022
		(US$ millions)
Investing activities
Acquisition of property, plant and equipment	E.2.2.	(40)	121	(23)
Acquisition of lease right of use assets obtained in exchange of lease liabilities	E.3.	126	63	127
Asset retirement obligations	E.2.2.	27	30	18
Financing activities
Share based compensation	B.4.1.	50	52	29

Disclosure of transactions between related parties
The Group had the following transactions with related parties:

Expenses	2024	2023	2022
	(US$ millions)
Purchases of goods and services from EPM	(47)	(45)	(45)
Atlas Group	(4)	—	—
Other expenses	(10)	(10)	(18)
Total	(61)	(55)	(63)

Income and gains	2024	2023	2022
	(US$ millions)
Sale of goods and services to EPM	14	12	11
Atlas Group	—	—	—
Other revenue	1	—	1
Total	15	12	11
The Group had the following balances with related parties:

	December 31
	2024	2023
Liabilities	(US$ millions)
Payables to Honduras joint venture(ii)	133	68
Payables to EPM	32	33
Payable to Atlas Group	2	—
Other accounts payable	2	2
Total	170	103
(ii)    Mainly dividends.

	December 31
	2024	2023
Assets	(US$ millions)
Receivables from EPM	3	2
Receivables from Honduras joint venture	12	9
Total	15	12

Disclosure of subsidiaries
The following supplemental consolidating financial information presents selected statement of income and statement of financial position information of Millicom and its Restricted Subsidiaries (as defined under its outstanding credit instruments) separately from such information for Millicom’s Unrestricted Subsidiaries.

Statement of income $ millions	Millicom Group (A)	Colombia Unrestricted Subsidiaries (B)	Intercompany Eliminations (C)	Millicom Restricted Group (A)-(B) net of (C)
Year ended December 31, 2024
Revenue	5,804	1,380	—	4,424
Equipment, programming and other direct costs	(1,420)	(360)	(3)	(1,064)
Operating expenses	(1,915)	(496)	3	(1,416)
Depreciation	(916)	(230)	—	(685)
Amortization	(319)	(67)	—	(252)
Share of profit in Honduras joint venture	54	—	—	54
Other operating income (expenses), net	54	55	—	(1)
Operating profit	1,342	283	1	1,060
Net financial expenses	(670)	(237)	10	(423)
Other non-operating (expenses) income, net	(119)	(6)	—	(113)
Profit (loss) from other joint ventures and associates, net	—	—	—	—
Profit (loss) before taxes from continuing operations	552	39	11	524
Tax expense	(281)	(9)	—	(272)
Profit (loss) from continuing operations	271	30	11	252
Profit (loss) from discontinued operations, net of tax	(3)	—	—	(3)
Net profit (loss) for the year	268	30	11	248

Statement of financial position $ millions	Millicom Group (A)	Colombia Unrestricted Subsidiaries (B)	Intercompany Eliminations (C)	Millicom Restricted Group (A)-(B) net of (C)
ASSETS
NON-CURRENT ASSETS
Intangible assets, net	6,908	403	—	6,506
Property, plant and equipment, net	2,847	743	—	2,105
Right of use assets, net	792	126	—	666
Investment in Honduras joint venture	561	—	—	561
Contract costs, net	12	—	—	12
Deferred tax assets	153	1	—	152
Other non-current assets	84	33	70	121
TOTAL NON-CURRENT ASSETS	11,357	1,305	70	10,123
CURRENT ASSETS
Inventories	44	7	—	37
Trade receivables, net	390	109	—	280
Contract assets, net	77	4	—	73
Amounts due from non-controlling interests, associates and joint ventures	15	5	—	10
Prepayments and accrued income	182	22	—	159
Current income tax assets	109	58	—	51
Supplier advances for capital expenditure	16	—	—	16
Other current assets	166	66	43	143
Restricted cash	57	2	—	55
Cash and cash equivalents	699	33	—	667
TOTAL CURRENT ASSETS	1,753	306	43	1,490
Assets held for sale	627	613	—	13
TOTAL ASSETS	13,737	2,224	113	11,626

Statement of financial position $ millions	Millicom Group (A)	Colombia Unrestricted Subsidiaries (B)	Intercompany Eliminations (C)	Millicom Restricted Group (A)-(B) net of (C)
EQUITY
Share capital and premium	1,322	—	—	1,322
Treasury shares	(43)	—	—	(43)
Other reserves	(531)	(390)	—	(142)
Retained profits	2,628	477	111	2,262
Net profit/ (loss) for the period/year attributable to owners of the Company	253	15	—	238
Equity attributable to owners of the Company	3,628	102	111	3,637
Non-controlling interests	(54)	(55)	—	1
TOTAL EQUITY	3,574	47	111	3,637
LIABILITIES
NON-CURRENT LIABILITIES
Debt and financing	5,533	433	—	5,100
Lease liabilities	798	226	—	572
Derivative financial instruments	59	—	—	59
Amounts due to non-controlling interests, associates and joint ventures	34	70	—	(36)
Payables and accruals for capital expenditure	194	140	—	53
Other non-current liabilities - Total	283	122	—	161
Deferred tax liabilities	149	2	—	147
TOTAL NON-CURRENT LIABILITIES	7,050	994	—	6,055
Debt and financing	282	31	—	251
Lease liabilities	156	65	—	91
Payables and accruals for capital expenditure	305	77	—	228
Other trade payables	300	84	—	216
Amounts due to non-controlling interests, associates and joint ventures	105	46	—	59
Accrued interest and other expenses	421	70	—	351
Current income tax liabilities	122	—	—	122
Contract liabilities	121	4	—	117
Dividend payable	172	—	—	172
Provisions and other current liabilities	421	106	2	317
TOTAL CURRENT LIABILITIES	2,404	483	2	1,923
Liabilities directly associated with assets held for sale	709	699	—	10
TOTAL LIABILITIES	10,163	2,177	2	7,989
TOTAL EQUITY AND LIABILITIES	13,737	2,224	113	11,626